Proposed Public Offering	Mar. 02, 2021
Proposed Public Offering Disclosure [Abstract]
Proposed Public Offering
Note 3 — Proposed Public Offering
In the Proposed Public Offering, the Company will offer for sale 22,000,000 Public Shares (or 25,300,000 Public Shares if the underwriter’s over-allotment option is exercised in full) at a price of $10.00 per Public Share. Unlike other initial public offerings of special purpose acquisition companies, investors in the Proposed Public Offering will not receive any warrants (which would typically become exercisable following completion of the Business Combination).